Statements of Operations and Comprehensive Loss - Graphite Bio, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 59,504	$ 21,125
Total operating expenses	72,429	25,483
Loss from operations	(72,429)	(10,483)
Other income (expense), net:
Other	93	15
Total other income, net	2,282	19
Net loss	(69,968)	(10,811)
Unrealized gain on marketable securities	$ 6	$ 0
Net loss per share attributable to common stockholders-basic	$ (7.22)	$ (1.14)
Net loss per share attributable to common stockholders-diluted	$ (7.22)	$ (1.14)
Weighted-average Class A common shares outstanding, basic (in shares)	9,689,045,000	9,455,393,000
Weighted-average Class A common shares outstanding, diluted (in shares)	9,689,045,000	9,455,393,000
Graphite Bio, Inc.
Operating expenses:
Research and development	$ 32,137	$ 72,787
General and administrative	40,973	32,852
Restructuring and impairment costs	62,081	0
Total operating expenses	135,191	105,639
Loss from operations	(135,191)	(105,639)
Other income (expense), net:
Other	10,949	4,587
Loss on disposal of assets	(71)	0
Other income (expense), net:	(338)	0
Total other income, net	10,540	4,587
Net loss	(124,651)	(101,052)
Unrealized gain on marketable securities	1,048	(1,048)
Comprehensive loss	$ (123,603)	$ (102,100)
Net loss per share attributable to common stockholders-basic	$ (2.19)	$ (1.84)
Net loss per share attributable to common stockholders-diluted	$ (2.19)	$ (1.84)
Weighted-average Class A common shares outstanding, basic (in shares)	57,015,159	54,873,675
Weighted-average Class A common shares outstanding, diluted (in shares)	57,015,159	54,873,675